Accounts Receivable, Net	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Accounts receivable	62,046	66,399	9,913
Allowance for doubtful accounts	6,892	6,892	1,029
Accounts receivable, net	55,154	59,507	8,884

All of the accounts receivable are non-interest bearing.

Accounts receivable mainly represent amounts due from product providers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the product providers’ payment history, creditworthiness, financial conditions of the product providers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted. The Group recorded allowance for doubtful accounts of RMB6,892 as of June 30, 2021 and 2022. No allowance for doubtful accounts were written off for the years ended June 30, 2021 and 2022.